Financial Instruments - Schedule of Changes in Equity Instruments Measures at Level 3 (Detail) - At fair value [member] - Equity instruments [member] - Level 3 of fair value hierarchy [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial information [line items]
Balance at beginning of the year	¥ 78,819	¥ 83,237
Net changes in fair value	1,122	1,197
Acquisitions	116	54
Sale / settlements	(641)	(2,106)
Other	286	(3,562)
Balance at end of the year	¥ 79,702	¥ 78,819